Condensed Interim Consolidated Statements of Cash Flows (Unaudited) - USD ($) $ in Thousands	9 Months Ended
	Dec. 31, 2025	Dec. 31, 2024
Cash flows from operating activities
Net (loss) income	$ (72,108)	$ 49,952
Adjustments to reconcile net (loss) income to net cash provided by (used in) operating activities
Revenue recognized from digital currency mined	(211,095)	(77,088)
Proceeds from sale of digital currency	184,407	38,017
Revaluation of digital currency	(17,960)	(60,090)
Digital currency purchased	(18,330)	0
Depreciation	117,723	46,523
Non cash lease expense	2,203	2,092
Lease payments on operating leases	(2,420)	(2,092)
Unrealized loss (gain) on investments	13,764	(25,766)
Realized loss on investments	0	311
Change in fair value of derivatives	17,399	(1,624)
Provision on sales tax receivables	(2,915)	(966)
Impairment of receivable on sale of subsidiary	1,816	0
Gain on sale of equipment	(1,360)	(16,433)
Accretion on convertible debt	462	941
Tax expense	2,164	1,449
Share-based compensation	18,220	6,249
Interest expense	244	328
Foreign exchange	(2,976)	3,975
Changes in non-working capital items
Amounts receivable and prepaids	(358)	(1,190)
Accounts payable and accrued liabilities	16,721	406
Net cash provided by (used in) operating activities	45,601	(35,006)
Cash flows from investing activities
Deposits on equipment	(4,351)	(44,915)
Proceeds on disposal of investments	0	658
Purchase of investments	(907)	0
Proceeds on disposal of equipment	1,608	16,647
Purchase of equipment	(126,322)	(50,515)
Payment of security deposits	(36,664)	(3,210)
Acquisition of Megawatt Mining, net cash	(9,249)	0
Net cash used in investing activities	(175,885)	(81,335)
Cash flows from financing activities
Exercise of warrants	770	0
Exercise of options	1,112	101
Repayment of loans	(3,064)	(1,354)
Shares offering	156,300	121,022
Repayment of acquisition loan payable	(31,000)	0
Term loan payments	(1,232)	(1,657)
Repayment of debenture	(2,333)	(1,500)
Net cash provided by financing activities	120,553	116,612
Effects of exchange rate changes on cash	425	(104)
Net change in cash during the period	(9,306)	167
Cash, restricted cash equivalents and bank overdraft
Beginning of period	23,375	9,678
End of period	$ 14,069	$ 9,845